Taxation - Changes in valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Taxation
Balance at beginning of the year	¥ 30,098	¥ 51,027	¥ 18,916
Additions	245,886	21,224	42,419
Reversals	(15,982)	(42,153)	(10,308)
Balance at end of the year	260,002	30,098	51,027
Valuation allowance	¥ 260,002	30,098	51,027	¥ 260,002	¥ 30,098
Operating loss carryforwards				172,721	110,061
Valuation allowance for net operating loss carryforwards				38,780	¥ 19,513
2020
Taxation
Operating loss carryforwards				8,236
2021
Taxation
Operating loss carryforwards				7,736
2022
Taxation
Operating loss carryforwards				33,912
2023
Taxation
Operating loss carryforwards				58,429
2024
Taxation
Operating loss carryforwards				¥ 64,408
Provision for credit losses
Taxation
Balance at beginning of the year		34,154
Balance at end of the year			34,154
Valuation allowance		¥ 34,154	¥ 34,154